RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
NOTE 4 – RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies.  Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to its consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items, which amends ASC Topic 225 – Income Statement.  The amendment eliminates the concept of extraordinary items and the financial statement and disclosure requirements relating to them.  ASU 2015-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, which is effective for the Company’s first quarter of fiscal year 2016.  Early adoption in interim and annual periods is permitted.  The impact of the adoption of this ASU on the Company’s results of operations, financial position, cash flows and disclosures will depend on the Company’s future activity.

In February 2015, the FASB issued ASU 2015-02, Amendments to Consolidation Analysis, which amends ASC Topic 810 – Consolidations.  The amendment changes the analysis a reporting entity must perform to determine whether it should consolidate certain types of legal entities.  Specifically, the amendments 1) modify the evaluation of whether certain entities are variable interest entities (VIE’s); 2) eliminate the presumption that a general partner should consolidate a limited partnership; 3) affect the consolidation analysis of reporting entities that are involved with VIE’s; and 4) provide a scope exception from consolidation guidance for reporting entities with interest in certain legal entities.  ASU 2015-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, which is effective for the Company’s first quarter of fiscal year 2016.  Early adoption in interim and annual periods is permitted.  The Company does not believe the adoption of ASU 2015-02 will have a material effect on the Company’s financial statements.  The Company will continue to assess any potential impact on its financial statements from the adoption of ASU 2015-02.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which amends ASC Topic 835 – Interest.  The amendment changes the manner in which debt issuance costs are recorded on the balance sheet.  Specifically, ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying value of that debt liability, consistent with debt discounts.  ASU 2015-013 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, which is effective for the Company’s first quarter of fiscal year 2016.  Early adoption in interim and annual periods is permitted.  The Company will continue to assess any potential impact on its financial statements from the adoption of ASU 2015-03.